FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
FAIR VALUE MEASUREMENTS

Note 3. Fair Value Measurements

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level with the fair value hierarchy (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Preferred stock warrant liability	$—	$—	$5,113	$5,113

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term marketable securities	$872	$—	$—	$872

There were no cash equivalents or marketable securities held as of December 31, 2022. There were no preferred stock warrant liabilities as of December 31, 2021. Tables providing a roll forward of the fair value, as determined by Level 3 inputs, of the Company’s preferred stock warrant liability for the year ended December 31, 2022 are included in Note 9.

Cash equivalents and marketable securities, all of which are classified as available-for-sale securities and measured at fair value on a recurring basis, consisted of the following as of December 31, 2021, all with contractual maturities of less than one year (in thousands):

December 31, 2021	Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term marketable securities:
U.S. Treasury securities	Level 1	$872	$—	$—	$872
Total		$872	$—	$—	$872

To date, the Company has not recorded any impairment charges on marketable securities due to other-than-temporary declines in market value. In determining whether a decline is other than temporary, the Company considers various factors, including the length of time and extent to which the market value has been less than amortized cost, the financial condition and near-term prospects of the issuer and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in market value.

The Company estimates the fair values of investments in corporate debt securities, commercial paper and U.S. government agency securities using valuations obtained from third-party pricing services. The fair market value of marketable securities classified within Level 1 is based on quoted prices for identical instruments in active markets.

The Company does not intend to sell securities that are in an unrealized loss position and the Company believes it is more likely than not that the investments will be held until recovery of the amortized cost basis. The Company has determined that the immaterial gross unrealized losses on marketable securities as of December 31, 2021 were temporary in nature.

There were no transfers between Levels 1, 2, or 3 during the years ended December 31, 2022 and 2021.